Reinsurance and Indemnification - 2017-1 Excess Catastrophe Reinsurance Contract (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) state
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts		$ 500
2017-1 Excess Catastrophe Reinsurance Contract
Ceded Credit Risk [Line Items]
Number of states covered by reinsurance agreement | state		48
Limit of aggregate losses under aggregate excess agreement	$ 571
Retention percentage of reinsurance limit	65.63%
Minimum | 2017-1 Excess Catastrophe Reinsurance Contract
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 3,400
Maximum | 2017-1 Excess Catastrophe Reinsurance Contract
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 3,970